UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-5245

Dreyfus Strategic Municipals, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	9/30
Date of reporting period:	3/31/15

FORM N-CSR

Item 1.       Reports to Stockholders.

Dreyfus Strategic
Municipals, Inc.

Dreyfus Strategic Municipals, Inc.

Protecting Your Privacy

Our Pledge to You

THE FUND IS COMMITTED TO YOUR PRIVACY. On this page, you will find the Fund’s policies and practices for collecting, disclosing, and safeguarding “nonpublic personal information,” which may include financial or other customer information.These policies apply to individuals who purchase Fund shares for personal, family, or household purposes, or have done so in the past. This notification replaces all previous statements of the Fund’s consumer privacy policy, and may be amended at any time. We’ll keep you informed of changes as required by law.

YOUR ACCOUNT IS PROVIDED IN A SECURE ENVIRONMENT. The Fund maintains physical, electronic and procedural safeguards that comply with federal regulations to guard nonpublic personal information. The Fund’s agents and service providers have limited access to customer information based on their role in servicing your account.

THE FUND COLLECTS INFORMATION IN ORDER TO SERVICE AND ADMINISTER YOUR ACCOUNT.

The Fund collects a variety of nonpublic personal information, which may include:

  Information we receive from you, such as your name, address, and social security number.

  Information about your transactions with us, such as the purchase or sale of Fund shares.

  Information we receive from agents and service providers, such as proxy voting information.

THE FUND DOES NOT SHARE NONPUBLIC
PERSONAL INFORMATION WITH ANYONE, EXCEPT
AS PERMITTED BY LAW.

Thank you for this opportunity to serve you.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Statement of Investments
25	Statement of Assets and Liabilities
26	Statement of Operations
27	Statement of Cash Flows
28	Statement of Changes in Net Assets
29	Financial Highlights
31	Notes to Financial Statements
41	Information About the Renewal of the Fund’s Management Agreement
49	Officers and Directors
FOR MORE INFORMATION
Back Cover

Dreyfus
Strategic Municipals, Inc.

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

This semiannual report for Dreyfus Strategic Municipals, Inc. covers the six-month period from October 1, 2014, through March 31, 2015. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Municipal bonds continued to gain a degree of value over the reporting period in an environment of falling long-term interest rates and favorable supply-and-demand dynamics. Bond yields trended lower despite a sustained U.S. economic recovery, in part due to robust demand from investors seeking relatively safe havens in the midst of disappointing global growth and intensifying geopolitical conflicts. A generally stable supply of newly issued securities and improving credit conditions for many municipal issuers also supported the market’s performance.

We remain optimistic regarding the long-term outlook for the U.S. economy generally and the municipal bond asset class in particular.We believe the domestic economic recovery has continued at a sustainable pace, energy prices appear to have stabilized, and aggressively accommodative monetary policies from the world’s major central banks seem likely to address global economic weakness. While monetary policymakers currently appear prepared to begin raising short-term interest rates later this year, any potential rate hikes are expected to be gradual and modest. As always, we urge you to discuss these observations with your financial advisor, who can help you assess their implications for your investment portfolio.

Thank you for your continued confidence and support.

J. Charles Cardona
President
The Dreyfus Corporation
April 15, 2015

DISCUSSION OF FUND PERFORMANCE

For the period of October 1, 2014, through March 31, 2015, as provided by Daniel Barton and Jeffrey Burger, Portfolio Managers

Fund and Market Performance Overview

For the six-month period ended March 31, 2015, Dreyfus Strategic Municipals, Inc. achieved a total return of 5.05% on a net-asset-value basis.1 Over the same period, the fund provided aggregate income dividends of $0.270 per share, which reflects an annualized distribution rate of 6.44%.2

Municipal bonds generally rallied over the reporting period as long-term interest rates continued to fall.The fund particularly benefited in this environment from its interest-rate and security selection strategies.

The Fund’s Investment Approach

The fund’s investment objective is to maximize current income exempt from federal income tax to the extent consistent with the preservation of capital. Under normal market conditions, the fund invests at least 80% of its net assets in municipal obligations. Generally, the fund invests at least 50% of its net assets in municipal bonds considered investment grade or the unrated equivalent as determined by Dreyfus in the case of bonds, and in the two highest-rating categories or the unrated equivalent as determined by Dreyfus in the case of short-term obligations having or deemed to have maturities of less than one year.

To this end, portfolio construction focuses on income opportunities, through analysis of each bond’s structure, including paying close attention to each bond’s yield, maturity, and early redemption features. When making new investments, we focus on identifying undervalued sectors and securities, and we minimize reliance on interest rate forecasting. We select municipal bonds based on fundamental credit analysis to estimate the relative value and attractiveness of various sectors and securities and to exploit pricing inefficiencies in the municipal bond market.We actively trade among various sectors, such as escrowed, general obligation and revenue, based on their apparent relative values. Leverage, which is utilized in the portfolio in order to generate a higher level of current income exempt from regular federal income taxes, does amplify the fund’s exposure to interest rate movements, and potentially, gains or losses, especially those among the longest maturities.

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

Falling Long-Term Rates Supported Bond Prices

A sustained U.S. economic recovery persisted throughout the reporting period, yet long-term interest rates fell, defying expectations that an expanding domestic economy would drive bonds yields higher. Global investors seeking more competitive yields from sovereign bonds than were available in Europe and Japan flocked to U.S. Treasury securities, and the resulting supply-and-demand imbalance put downward pressure on yields of U.S. fixed-income securities. February 2015 proved to be a notable exception to this trend: longer term interest rates climbed after stronger-than-expected employment data sparked concerns that short-term interest rates might rise sooner than previously forecast. Nonetheless, the rally resumed in March when it became clearer that short-term rate hikes were not imminent.

Municipal bonds continued to benefit from favorable supply-and-demand dynamics during the reporting period due to robust demand from individual investors seeking competitive levels of tax-exempt income. Despite greater-than-expected issuance volumes over the first quarter of 2015, the supply of newly issued municipal securities generally remained stable for the reporting period overall.

The economic rebound resulted in better underlying credit conditions for most municipal bond issuers. Tax revenues have climbed beyond pre-recession levels for most state and local governments, enabling them to achieve balanced budgets and replenish reserves.

Interest Rate and Selection Strategies Boosted Returns

The fund’s focus on longer maturities helped capture the benefits of falling long-term interest rates and narrowing yield differences along the market’s maturity spectrum. Our security selection strategy also proved effective, including overweight exposure to higher yielding, revenue-backed bonds and an underweight position in general obligation bonds. The fund achieved especially strong results from revenue bonds backed by charter schools, hospitals, industrial development projects, and the states’ settlement of litigation with U.S. tobacco companies.The fund also benefited from its leveraging strategy, which magnified investment gains.

On the other hand, laggards for the reporting period included its holdings of shorter term securities, including escrowed bonds. Higher quality securities from education providers, special tax districts, and electricity producers also trailed market averages.

A Constructive Investment Posture

We remain optimistic regarding the prospects for municipal bonds. The U.S. economic recovery has gained traction, and credit conditions generally have continued to improve.Although the supply of newly issued municipal bonds recently began to increase, we expect robust investor demand to absorb additional issuance. Finally, we anticipate that the Federal Reserve Board will begin to raise short-term interest rates over the intermediate term. While we expect market volatility to increase as the inflection point approaches, we note that inflation has remained subdued and tax-exempt bonds historically have tended to be less sensitive than U.S. Treasury securities to rising interest rates.Therefore, as of the reporting period’s end, we have maintained a constructive interest-rate positioning, and we have retained our focus on longer term revenue bonds with strong income characteristics.

April 15, 2015

Bond funds are subject generally to interest rate, credit, liquidity, and market risks, to varying degrees. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines. High yield bonds are subject to increased credit risk and are considered speculative in terms of the issuer’s perceived ability to continue making interest payments on a timely basis and to repay principal upon maturity.The use of leverage may magnify the fund’s gains or losses. For derivatives with a leveraging component, adverse changes in the value or level of the underlying asset can result in a loss that is much greater than the original investment in the derivative.

1 Total return includes reinvestment of dividends and any capital gains paid, based upon net asset value per share. Past performance is no guarantee of future results. Market price per share, net asset value per share, and investment return fluctuate. Income may be subject to state and local taxes, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors. Capital gains, if any, are fully taxable. Return figure provided reflects the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an agreement in effect until May 31,
2015, at which time it may be extended, modified, or terminated. Had these expenses not been absorbed, the fund’s return would have been lower.
2 Annualized distribution rate per share is based upon dividends per share paid from net investment income during the period (annualized), divided by the market price per share at the end of the period, adjusted for any capital gain distributions.

The Fund 5

STATEMENT OF INVESTMENTS
March 31, 2015 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments—150.2%	Rate (%)	Date	Amount ($)		Value ($)
Alabama—1.5%
Jefferson County,
Limited Obligation
School Warrants	5.25	1/1/17	4,520,000	[a]	4,565,245
Jefferson County,
Limited Obligation
School Warrants	5.00	1/1/24	2,000,000	[a]	2,020,020
Jefferson County,
Sewer Revenue Warrants	0/7.90	10/1/50	2,500,000	[b]	1,619,700
Alaska—1.6%
Northern Tobacco Securitization
Corporation of Alaska, Tobacco
Settlement Asset-Backed Bonds	5.00	6/1/46	11,190,000		8,788,514
Arizona—5.6%
Arizona Housing Finance Authority,
SFMR (Mortgage-Backed
Securities Program)
(Collateralized: FHLMC, FNMA
and GNMA)	5.55	12/1/41	1,370,000		1,433,691
Barclays Capital Municipal Trust
Receipts (Series 21 W)
Recourse (Salt River Project
Agricultural Improvement and
Power District, Salt River
Project Electric System
Revenue)	5.00	1/1/38	17,207,871	[c,d]	18,814,338
Pima County Industrial Development
Authority, Education Revenue
(American Charter Schools
Foundation Project)	5.63	7/1/38	3,410,000	[a]	3,271,042
Salt Verde Financial Corporation,
Senior Gas Revenue	5.00	12/1/37	6,030,000		7,061,914
Arkansas—.3%
Arkansas Development Finance
Authority, HR (Washington
Regional Medical Center)	5.00	2/1/35	1,300,000		1,454,674

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
California—17.1%
Barclays Capital Municipal Trust
Receipts (Series 80 W)
Recourse (Los Angeles
Department of Airports, Senior
Revenue (Los Angeles
International Airport))	5.00	5/15/31	5,247,500	[c,d]	6,086,608
California,
GO (Various Purpose)	5.75	4/1/31	10,800,000		12,667,320
California,
GO (Various Purpose)	6.50	4/1/33	10,000,000		12,138,200
California,
GO (Various Purpose)	6.00	11/1/35	7,500,000		9,119,400
California Statewide Communities
Development Authority, Revenue
(Bentley School)	7.00	7/1/40	2,090,000	[a]	2,380,823
California Statewide Communities
Development Authority, Student
Housing Revenue (CHF-Irvine,
LLC-UCI East Campus
Apartments, Phase II)	5.75	5/15/32	2,000,000	[a]	2,208,080
JPMorgan Chase Putters/Drivers
Trust (Series 3851)
Non-recourse (California
Educational Facilities
Authority, Revenue (University
of Southern California))	5.25	10/1/16	10,100,000	[a,c,d]	11,384,013
JPMorgan Chase Putters/Drivers
Trust (Series 4361)
Non-recourse (Los Angeles
Department of Water and Power,
Water System Revenue)	5.00	7/1/20	5,000,000	[c,d]	5,688,900
RIB Floater Trust (Barclays Bank
PLC) (Series 23 U) Recourse
(The Regents of the University
of California, General Revenue)	5.00	5/15/38	10,000,000	[a,c,d]	11,486,300

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
California (continued)
Sacramento County,
Airport System Subordinate and
Passenger Facility Charges
Grant Revenue	6.00	7/1/35	6,250,000		7,137,750
San Buenaventura,
Revenue (Community Memorial
Health System)	7.50	12/1/41	2,000,000		2,465,860
San Francisco City and County
Redevelopment Agency Community
Facilities District Number 6,
Special Tax Revenue (Mission
Bay South Public Improvements)	5.00	8/1/23	1,000,000		1,184,440
Tobacco Securitization Authority
of Southern California,
Tobacco Settlement
Asset-Backed Bonds (San Diego
County Tobacco Asset
Securitization Corporation)	5.00	6/1/37	7,300,000		6,293,987
Tuolumne Wind Project Authority,
Revenue (Tuolumne Company
Project)	5.88	1/1/29	3,500,000		4,105,185
Colorado—4.9%
Beacon Point Metropolitan
District, GO	6.25	12/1/35	2,000,000		2,008,860
Colorado Educational and Cultural
Facilities Authority, Charter
School Revenue (American
Academy Project)	8.00	12/1/40	3,500,000	[a]	4,102,945
JPMorgan Chase Putters/Drivers
Trust (Series 4386)
Non-recourse (Board of
Governors of the Colorado
State University, System
Enterprise Revenue)	5.00	3/1/20	7,500,000	[a,c,d]	8,490,525

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Colorado (continued)
RIB Floater Trust (Barclays Bank
PLC) (Series 25 U-1) Recourse
(Colorado Springs, Utilities
System Improvement Revenue)	5.00	11/15/43	9,750,000	[c,d]	11,189,588
The Plaza Metropolitan District
Number 1, Revenue	5.00	12/1/17	1,170,000		1,227,681
District of Columbia—4.2%
RIB Floater Trust (Barclays Bank
PLC) (Series 15 U) Recourse
(District of Columbia, Income
Tax Secured Revenue)	5.00	12/1/35	19,997,609	[c,d]	22,983,609
Florida—6.7%
Clearwater,
Water and Sewer Revenue	5.25	12/1/39	5,000,000		5,695,500
Florida Development Finance
Corporation, Educational
Facilities Revenue (Miami Arts
Charter School Project)	6.00	6/15/44	5,000,000	[a,d]	5,116,550
Greater Orlando Aviation
Authority, Airport Facilities
Revenue	6.25	10/1/20	8,000,000		9,577,120
Miami-Dade County,
Subordinate Special Obligation
Revenue	0.00	10/1/45	3,000,000	[e]	743,190
Mid-Bay Bridge Authority,
Springing Lien Revenue	7.25	10/1/34	6,000,000		7,400,040
Saint Johns County Industrial
Development Authority, Revenue
(Presbyterian Retirement
Communities Project)	6.00	8/1/45	6,500,000		7,390,630
Village Community Development
District Number 10, Special
Assessment Revenue	6.00	5/1/44	1,000,000		1,167,740

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Georgia—5.4%
Atlanta,
Water and Wastewater Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.25	11/1/34	4,000,000		4,555,560
Atlanta,
Water and Wastewater Revenue
(Prerefunded)	6.00	11/1/19	6,000,000	[f]	7,263,000
Georgia Higher Education
Facilities Authority, Revenue
(USG Real Estate Foundation I,
LLC Project) (Insured; Assured
Guaranty Corp.)	5.63	6/15/38	6,000,000	[a]	6,681,960
RIB Floater Trust (Barclays Bank
PLC) (Series 20 U) Recourse
(Private Colleges and
Universities Authority,
Revenue (Emory University))	5.00	10/1/43	10,000,000	[a,c,d]	11,507,000
Hawaii—.9%
Hawaii Department of Budget and
Finance, Special Purpose
Revenue (Hawai’i Pacific
Health Obligated Group)	5.75	7/1/40	4,415,000		5,079,148
Idaho—.9%
Power County Industrial
Development Corporation, SWDR
(FMC Corporation Project)	6.45	8/1/32	5,000,000		5,010,450
Illinois—5.9%
Chicago,
General Airport Senior Lien
Revenue (Chicago O’Hare
International Airport)	5.00	1/1/24	5,550,000		6,376,950
Chicago,
General Airport Third Lien
Revenue (Chicago O’Hare
International Airport)	5.63	1/1/35	5,000,000		5,786,550

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Illinois (continued)
Chicago,
GO	5.00	1/1/24	2,500,000		2,647,975
JPMorgan Chase Putters/Drivers
Trust (Series 4360)
Non-recourse (Greater Chicago
Metropolitan Water Reclamation
District, GO Capital
Improvement Bonds)	5.00	12/1/19	7,500,000	[c,d]	8,565,900
Metropolitan Pier and Exposition
Authority, Revenue (McCormick
Place Expansion Project)	0.00	12/15/51	12,450,000	[e]	2,156,714
Railsplitter Tobacco Settlement
Authority, Tobacco Settlement
Revenue	6.00	6/1/28	5,050,000		6,022,024
University of Illinois Board of
Trustees, Auxiliary Facilities
System Revenue (University of
Illinois)	5.00	4/1/44	1,000,000	[a]	1,126,460
Indiana—.3%
Indiana Finance Authority,
Revenue (Marquette Project)	5.00	3/1/39	1,400,000		1,477,322
Iowa—1.9%
Iowa Finance Authority,
Midwestern Disaster Area
Revenue (Iowa Fertilizer
Company Project)	5.25	12/1/25	7,375,000		8,270,178
Tobacco Settlement Authority of
Iowa, Tobacco Settlement
Asset-Backed Bonds	5.60	6/1/34	2,000,000		1,924,840
Kentucky—.5%
Louisville/Jefferson County Metro
Government, Health Facilities
Revenue (Jewish Hospital and
Saint Mary’s HealthCare, Inc.
Project) (Prerefunded)	6.13	2/1/18	2,300,000	[f]	2,637,479

The Fund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Louisiana—1.6%
Lakeshore Villages Master
Community Development
District, Special Assessment
Revenue	5.25	7/1/17	2,979,000	[g]	1,043,067
Louisiana Local Government
Environmental Facilities and
Community Development
Authority, Revenue (Westlake
Chemical Corporation Projects)	6.75	11/1/32	7,000,000		7,829,150
Maine—.7%
Maine Health and Higher
Educational Facilities
Authority, Revenue (MaineGeneral
Medical Center Issue)	7.50	7/1/32	3,000,000		3,668,190
Maryland—1.9%
JPMorgan Chase Putters/Drivers
Trust (Series 4422)
Non-recourse (Mayor and City
Council of Baltimore, Project
Revenue (Water Projects))	5.00	7/1/21	9,000,000	[c,d]	10,312,425
Massachusetts—9.9%
Barclays Capital Municipal Trust
Receipts (Series 15 W)
Recourse (Massachusetts Health
and Educational Facilities
Authority, Revenue
(Massachusetts Institute of
Technology Issue))	5.00	7/1/38	13,110,000	[a,c,d]	14,392,420
JPMorgan Chase Putters/Drivers
Trust (Series 3840)
Non-recourse (Massachusetts
Development Finance Agency,
Revenue (Harvard University
Issue))	5.25	8/1/18	10,000,000	[a,c,d]	11,711,100
JPMorgan Chase Putters/Drivers
Trust (Series 3898)
Non-recourse (Massachusetts,
Consolidated Loan)	5.00	4/1/19	8,600,000	[c,d]	10,157,374

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Massachusetts (continued)
JPMorgan Chase Putters/Drivers
Trust (Series 4420)
Non-recourse (Massachusetts
School Building Authority,
Senior Dedicated Sales Tax
Revenue)	5.00	5/15/21	10,000,000 [a,c,d]		11,439,600
Massachusetts Health and
Educational Facilities
Authority, Revenue (Suffolk
University Issue)	6.25	7/1/30	5,650,000	[a]	6,626,094
Michigan—8.3%
Charyl Stockwell Academy,
COP	5.90	10/1/35	2,580,000	[a]	2,579,690
Detroit,
Water Supply System Senior
Lien Revenue	5.00	7/1/31	3,000,000		3,215,670
Kent Hospital Finance Authority,
Revenue (Metropolitan Hospital
Project)	6.00	7/1/35	2,930,000		2,948,898
Michigan Finance Authority,
Local Government Loan Program
Revenue (Detroit Water and
Sewerage Department, Sewage
Disposal System Revenue Senior
Lien Local Project Bonds)
(Insured; Assured Guaranty
Municipal Corp.)	5.00	7/1/31	2,000,000		2,252,040
Michigan Finance Authority,
Local Government Loan Program
Revenue (Detroit Water and
Sewerage Department, Water
Supply System Revenue Senior
Lien Local Project Bonds)
(Insured; National Public
Finance Guarantee Corp.)	5.00	7/1/36	2,000,000		2,198,700
Michigan Hospital Finance
Authority, HR (Henry Ford
Health System)	5.63	11/15/29	5,000,000		5,715,500

The Fund 13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Michigan (continued)
Michigan Strategic Fund,
SWDR (Genesee Power Station
Project)	7.50	1/1/21	5,880,000		5,879,059
Michigan Tobacco Settlement
Finance Authority, Tobacco
Settlement Asset-Backed
Bonds	6.88	6/1/42	5,000,000		4,985,300
Michigan Tobacco Settlement
Finance Authority, Tobacco
Settlement Asset-Backed Bonds	6.00	6/1/48	4,000,000		3,447,840
Royal Oak Hospital Finance
Authority, HR (William
Beaumont Hospital Obligated
Group) (Prerefunded)	8.25	9/1/18	5,500,000	[f]	6,839,800
Wayne County Airport Authority,
Airport Revenue (Detroit
Metropolitan Wayne County
Airport)	5.00	12/1/44	2,000,000		2,226,780
Wayne County Airport Authority,
Airport Revenue (Detroit
Metropolitan Wayne County
Airport) (Insured; National
Public Finance Guarantee Corp.)	5.00	12/1/34	3,435,000		3,521,287
Minnesota—1.8%
Dakota County Community
Development Agency, SFMR
(Mortgage-Backed Securities
Program) (Collateralized:
FHLMC, FNMA and GNMA)	5.15	12/1/38	167,803		172,767
Dakota County Community
Development Agency, SFMR
(Mortgage-Backed Securities
Program) (Collateralized:
FHLMC, FNMA and GNMA)	5.30	12/1/39	278,272		289,036
Minneapolis,
Health Care System Revenue
(Fairview Health Services)
(Insured; Assured Guaranty Corp.)	6.50	11/15/38	5,000,000		5,852,300

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Minnesota (continued)
Saint Paul Housing and
Redevelopment Authority,
Hospital Facility Revenue
(HealthEast Project)	5.15	11/15/20	3,310,000		3,371,996
Mississippi—2.7%
Mississippi Business Finance
Corporation, PCR (System
Energy Resources, Inc.
Project)	5.88	4/1/22	9,310,000		9,320,241
Mississippi Development Bank,
Special Obligation Revenue
(Magnolia Regional Health
Center Project)	6.50	10/1/31	5,000,000		5,772,650
Missouri—.4%
Missouri Development Finance
Board, Infrastructure
Facilities Revenue
(Independence, Crackerneck
Creek Project)	5.00	3/1/28	2,000,000		2,025,360
New Jersey—2.0%
New Jersey Economic Development
Authority, Special Facility
Revenue (Continental Airlines,
Inc. Project)	5.25	9/15/29	2,000,000		2,196,240
New Jersey Higher Education
Student Assistance Authority,
Student Loan Revenue
(Insured; Assured Guaranty
Corp.)	6.13	6/1/30	4,435,000	[a]	4,807,185
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	5.00	6/1/41	5,500,000		4,245,450
New Mexico—1.4%
Farmington,
PCR (Public Service Company
of New Mexico San Juan Project)	5.90	6/1/40	7,000,000		7,854,140

The Fund 15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New York—11.8%
Barclays Capital Municipal Trust
Receipts (Series 7 B) Recourse
(New York City Transitional
Finance Authority, Future Tax
Secured Subordinate Revenue)	5.50	11/1/27	5,000,000	[c,d]	6,050,300
Barclays Capital Municipal Trust
Receipts (Series 29 W)
Recourse (New York City
Municipal Water Finance
Authority, Water and Sewer
System General Resolution
Revenue)	5.00	6/15/39	20,000,000	[c,d]	22,622,400
JPMorgan Chase Putters/Drivers
Trust (Series 3857)
Non-recourse (New York City
Transitional Finance
Authority, Future Tax Secured
Subordinate Revenue)	5.25	11/1/18	5,000,000	[c,d]	6,036,700
New York City Educational
Construction Fund, Revenue	6.50	4/1/27	4,490,000	[a]	5,630,011
New York City Industrial
Development Agency, PILOT
Revenue (Yankee Stadium
Project) (Insured; Assured
Guaranty Corp.)	7.00	3/1/49	5,000,000		5,968,150
New York Liberty Development
Corporation, Revenue (3 World
Trade Center Project)	5.00	11/15/44	7,000,000	[d]	7,395,430
New York State Dormitory
Authority, State Personal
Income Tax Revenue (General
Purpose)	5.00	3/15/32	5,000,000		5,842,200
Niagara Area Development
Corporation, Solid Waste
Disposal Facility Revenue
(Covanta Energy Project)	5.25	11/1/42	3,000,000	[d]	3,123,000

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New York (continued)
Port Authority of New York and New
Jersey, Special Project Bonds
(JFK International Air
Terminal LLC Project)	6.00	12/1/36	2,000,000		2,366,480
Ohio—10.0%
Buckeye Tobacco Settlement
Financing Authority, Tobacco
Settlement Asset-Backed Bonds	6.50	6/1/47	12,500,000		11,162,500
Butler County,
Hospital Facilities Revenue
(UC Health)	5.50	11/1/40	3,850,000		4,424,497
Canal Winchester Local School
District, School Facilities
Construction and Improvement
and Advance Refunding Bonds
(GO—Unlimited Tax) (Insured;
National Public Finance
Guarantee Corp.)	0.00	12/1/29	3,955,000	[e]	2,509,764
Canal Winchester Local School
District, School Facilities
Construction and Improvement
and Advance Refunding Bonds
(GO—Unlimited Tax) (Insured;
National Public Finance
Guarantee Corp.)	0.00	12/1/31	3,955,000	[e]	2,320,478
JPMorgan Chase Putters/Drivers
Trust (Series 4367)
Non-recourse (Hamilton County,
Sewer System Improvement
Revenue (The Metropolitan
Sewer District of Greater
Cincinnati))	5.00	6/1/33	17,000,000	[c,d]	19,703,680
Muskingum County,
Hospital Facilities Revenue
(Genesis HealthCare System
Obligated Group Project)	5.00	2/15/22	4,590,000		5,045,374

The Fund 17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Ohio (continued)
Ohio Air Quality Development
Authority, Air Quality
Revenue (Ohio Valley
Electric Corporation
Project)	5.63	10/1/19	1,900,000		2,143,865
Port of Greater Cincinnati
Development Authority, Tax
Increment Development
Revenue (Fairfax Village
Red Bank Infrastructure
Project)	5.63	2/1/36	3,000,000	[d]	3,014,010
Toledo-Lucas County Port
Authority, Special Assessment
Revenue (Crocker Park Public
Improvement Project)	5.38	12/1/35	5,000,000		5,030,200
Oregon—1.0%
Multnomah County Hospital
Facilities Authority, Revenue
(Mirabella at South Waterfront
Project)	5.40	10/1/44	1,695,000		1,853,550
Warm Springs Reservation
Confederated Tribes,
Hydroelectric Revenue
(Pelton Round Butte
Project)	6.38	11/1/33	3,300,000		3,688,047
Pennsylvania—1.7%
JPMorgan Chase Putters/Drivers
Trust (Series 3916)
Non-recourse (Geisinger
Authority, Health System
Revenue (Geisinger Health
System))	5.13	6/1/35	3,000,000	[c,d]	3,368,910
Montgomery County Industrial
Development Authority,
Revenue (Whitemarsh
Continuing Care
Retirement Community
Project)	5.25	1/1/40	1,500,000		1,518,720

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Pennsylvania (continued)
Philadelphia,
GO	6.50	8/1/41	3,550,000		4,292,199
Rhode Island—1.1%
Rhode Island Health and
Educational Building
Corporation, Hospital
Financing Revenue (Lifespan
Obligated Group Issue)
(Insured; Assured Guaranty
Corp.)	7.00	5/15/39	5,000,000		5,986,550
South Carolina—7.2%
Barclays Capital Municipal Trust
Receipts (Series 42 W)
Recourse (Columbia, Waterworks
and Sewer System Revenue)	5.00	2/1/40	10,000,000	[c,d]	11,414,800
JPMorgan Chase Putters/Drivers
Trust (Series 4379)
Non-recourse (South Carolina
Public Service Authority,
Revenue Obligations (Santee
Cooper))	5.13	6/1/37	15,000,000	[c,d]	17,051,850
South Carolina Public Service
Authority, Revenue Obligations
(Santee Cooper)	5.50	1/1/38	10,000,000		11,362,900
Tennessee—4.6%
Barclays Capital Municipal Trust
Receipts (Series 25 W)
Recourse (Rutherford County
Health and Educational
Facilities Board, Revenue
(Ascension Health Senior
Credit Group))	5.00	11/15/40	10,000,000	[c,d]	11,144,700
JPMorgan Chase Putters/Drivers
Trust (Series 4416)
Non-recourse (Metropolitan
Government of Nashville and
Davidson County, Water and
Sewer Revenue)	5.00	7/1/21	5,000,000	[c,d]	5,765,300

The Fund 19

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Tennessee (continued)
Metropolitan Government of
Nashville and Davidson County
Health and Educational
Facilities Board, Revenue (The
Vanderbilt University)	5.50	10/1/34	7,000,000	[a]	8,173,340
Texas—13.8%
Barclays Capital Municipal Trust
Receipts (Series 28 W)
Recourse (Leander Independent
School District, Unlimited Tax
School Building Bonds
(Permanent School Fund
Guarantee Program))	5.00	8/15/40	8,507,701	[a,c,d]	9,695,952
Clifton Higher Education Finance
Corporation, Education Revenue
(Uplift Education)	6.00	12/1/30	2,500,000	[a]	2,899,775
Clifton Higher Education Finance
Corporation, Education Revenue
(Uplift Education)	4.50	12/1/44	2,500,000	[a]	2,511,750
Dallas Area Rapid Transit,
Senior Lien Sales Tax Revenue	5.25	12/1/48	10,000,000		11,184,900
Harris County Health Facilities
Development Corporation, HR
(Memorial Hermann Healthcare
System) (Prerefunded)	7.25	12/1/18	2,000,000	[f]	2,445,500
Harris County-Houston Sports
Authority, Senior Lien Revenue
(Insured; Assured Guaranty
Municipal Corp.)	0.00	11/15/50	6,500,000	[e]	1,238,055
Houston,
Combined Utility System First
Lien Revenue (Insured; Assured
Guaranty Corp.)	6.00	11/15/36	5,000,000		5,967,750
JPMorgan Chase Putters/Drivers
Trust (Series 4356)
Non-recourse (San
Antonio, Electric and
Gas Systems Junior
Lien Revenue)	5.00	2/1/21	16,750,000	[c,d]	18,898,020

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Texas (continued)
North Texas Tollway Authority,
First Tier System Revenue
(Insured; Assured
Guaranty Corp.)	5.75	1/1/40	10,300,000		11,540,017
North Texas Tollway Authority,
Second Tier System
Revenue	5.75	1/1/38	5,500,000		6,075,465
Texas Department of Housing
and Community Affairs,
Home Mortgage Revenue
(Collateralized: FHLMC,
FNMA and GNMA)	13.41	7/2/24	300,000	[h]	317,502
Texas Transportation Commission,
Central Texas Turnpike
System Second Tier
Revenue	5.00	8/15/42	3,000,000		3,306,390
Vermont—.3%
Burlington,
Airport Revenue	3.50	7/1/18	1,605,000		1,628,128
Virginia—2.6%
Barclays Capital Municipal Trust
Receipts (Series 17 W)
Recourse (Virginia Small
Business Financing
Authority, Health Care
Facilities Revenue
(Sentara Healthcare))	5.00	11/1/40	10,000,000	[c,d]	11,308,600
Chesterfield County Economic
Development Authority,
Retirement Facilities First
Mortgage Revenue
(Brandermill Woods
Project)	5.13	1/1/43	3,000,000		3,103,920
Washington—4.8%
Barclays Capital Municipal Trust
Receipts (Series 27 B)
Recourse (King County, Sewer
Revenue)	5.00	1/1/29	3,998,716	[c,d]	4,648,776

The Fund 21

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Washington (continued)
Barclays Capital Municipal Trust
Receipts (Series 66 W)
Recourse (King County, Limited
Tax GO (Payable from Sewer
Revenues))	5.13	1/1/33	10,000,000	[c,d]	11,472,500
Washington Health Care Facilities
Authority, Mortgage Revenue
(Highline Medical Center)
(Collateralized; FHA)
(Prerefunded)	6.25	8/1/18	5,975,000	[f]	6,981,788
Washington Higher Education
Facilities Authority, Revenue
(Seattle University Project)
(Insured; AMBAC)	5.25	11/1/37	3,000,000	[a]	3,278,370
West Virginia—.3%
The County Commission of Harrison
County, SWDR (Allegheny Energy
Supply Company, LLC Harrison
Station Project)	5.50	10/15/37	1,750,000		1,857,923
Wyoming—1.0%
Wyoming Municipal Power Agency,
Power Supply System Revenue	5.50	1/1/33	2,360,000		2,606,596
Wyoming Municipal Power Agency,
Power Supply System Revenue	5.38	1/1/42	2,750,000		3,024,230
U.S. Related—1.6%
Guam,
LOR (Section 30)	5.75	12/1/34	2,000,000		2,217,520
Guam Housing Corporation,
SFMR (Guaranteed
Mortgage-Backed Securities
Program) (Collateralized;
FHLMC)	5.75	9/1/31	965,000		1,064,106
Guam Waterworks Authority,
Water and Wastewater System
Revenue	5.63	7/1/40	2,000,000		2,233,600

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
U.S. Related (continued)
Puerto Rico Commonwealth,
Public Improvement GO
(Insured; Assured Guaranty
Municipal Corp.)	5.00	7/1/35	3,500,000	3,501,190
Total Investments (cost $742,690,515)			150.2%	827,475,069
Liabilities, Less Cash and Receivables			(24.3%)	(134,041,850)
Preferred Stock, at redemption value			(25.9%)	(142,500,000)
Net Assets Applicable to Common Shareholders			100.0%	550,933,219

a At March 31, 2015, the fund had $158,086,250 or 28.7% of net assets applicable to Common Shareholders invested in securities whose payment of principal and interest is dependent upon revenues generated from education.
b Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
c Collateral for floating rate borrowings.
d Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At March 31, 2015, these securities were valued at $352,041,178 or 63.9% of net assets applicable to Common Shareholders.
e Security issued with a zero coupon. Income is recognized through the accretion of discount.
f These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
g Non-income producing—security in default.
h Inverse floater security—the interest rate is subject to change periodically. Rate shown is the interest rate in effect at
March 31, 2015.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Education	28.7	Pollution Control	2.4
Special Tax	19.2	City	1.4
Utility-Electric	19.2	Resource Recovery	1.4
Utility-Water and Sewer	18.2	Asset-Backed	.8
Health Care	15.0	County	.7
Transportation Services	13.6	Housing	.6
State/Territory	6.2	Other	15.1
Industrial	4.3
Prerefunded	3.4		150.2

†	Based on net assets applicable to Common Shareholders.

The Fund 23

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Summary of Abbreviations

ABAG	Association of Bay Area	ACA	American Capital Access
Governments
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond	ARRN	Adjustable Rate
	Assurance Corporation		Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse
Tax-Exempt Receipts
EDR	Economic Development	EIR	Environmental Improvement
	Revenue		Revenue
FGIC	Financial Guaranty	FHA	Federal Housing
	Insurance Company		Administration
FHLB	Federal Home	FHLMC	Federal Home Loan Mortgage
	Loan Bank		Corporation
FNMA	Federal National	GAN	Grant Anticipation Notes
Mortgage Association
GIC	Guaranteed Investment	GNMA	Government National Mortgage
	Contract		Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development	LIFERS	Long Inverse Floating
	Revenue		Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipts
Liquidity Option Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	P-FLOATS Puttable Floating Option
PILOT	Payment in Lieu of Taxes		Tax-Exempt Receipts
		PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RIB	Residual Interest Bonds
ROCS	Reset Options Certificates	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York	SPEARS	Short Puttable Exempt
	Mortgage Agency		Adjustable Receipts
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
March 31, 2015 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments	742,690,515	827,475,069
Cash		95,743
Interest receivable		12,739,884
Prepaid expenses		52,998
		840,363,694
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2(b)		395,475
Payable for floating rate notes issued—Note 3		146,129,397
Interest and expense payable related to floating
rate notes issued—Note 3		233,700
Commissions payable—Note 1		44,144
Dividends payable to Preferred Shareholders		1,509
Accrued expenses		126,250
		146,930,475
Auction Preferred Stock, Series M,T,W,Th and F, par value
$.001 per share (5,700 shares issued and outstanding at
$25,000 per share liquidation value)—Note 1		142,500,000
Net Assets applicable to Common Shareholders ($)		550,933,219
Composition of Net Assets ($):
Common Stock, par value, $.001 per share
(61,849,399 shares issued and outstanding)		61,849
Paid-in capital		536,102,112
Accumulated undistributed investment income—net		1,317,445
Accumulated net realized gain (loss) on investments		(71,332,741)
Accumulated net unrealized appreciation (depreciation) on investments		84,784,554
Net Assets applicable to Common Shareholders ($)		550,933,219
Shares Outstanding
(500 million shares authorized)		61,849,399
Net Asset Value, per share Common Stock ($)		8.91

See notes to financial statements.

The Fund 25

STATEMENT OF OPERATIONS
Six Months Ended March 31, 2015 (Unaudited)

Investment Income ($):
Interest Income	19,506,955
Expenses:
Management fee—Note 2(a)	2,583,759
Interest and expense related to floating rate notes issued—Note 3	414,382
Commission fees—Note 1	126,187
Professional fees	65,613
Shareholders’ reports	39,199
Shareholder servicing costs	34,954
Registration fees	28,108
Directors’ fees and expenses—Note 2(c)	27,925
Custodian fees—Note 2(b)	25,494
Miscellaneous	25,135
Total Expenses	3,370,756
Less—reduction in expenses due to undertaking—Note 2(a)	(344,501)
Net Expenses	3,026,255
Investment Income—Net	16,480,700
Realized and Unrealized Gain (Loss) on Investments—Note 3 ($):
Net realized gain (loss) on investments	1,006,761
Net unrealized appreciation (depreciation) on investments	8,120,367
Net Realized and Unrealized Gain (Loss) on Investments	9,127,128
Dividends to Preferred Shareholders	(77,215)
Net Increase in Net Assets Applicable to Common
Shareholders Resulting from Operations	25,530,613
See notes to financial statements.

STATEMENT OF CASH FLOWS
Six Months Ended March 31, 2015 (Unaudited)

Cash Flows from Operating Activities ($):
Interest received	20,236,548
Operating expenses paid	(2,625,743)
Dividends paid to Preferred Shareholders	(77,395)
Purchases of portfolio securities	(27,013,369)
Net sales of short-term portfolio securities	1,000,000
Proceeds from sales of portfolio securities	26,957,421
Net Cash Provided by Operating Activities		18,477,462
Cash Flows from Financing Activities ($):
Dividends paid to Common Shareholders	(16,699,336)
Interest and expense related to floating rate notes issued paid	(511,700)
Net Cash Used in Financing Activities		(17,211,036)
Increase in cash		1,266,426
Cash overdraft at beginning of period		(1,170,683)
Cash at end of period		95,743
Reconciliation of Net Increase in Net Assets Applicable to
Common Shareholders Resulting from Operations to
Net Cash Provided by Operating Activities ($):
Net Increase in Net Assets Applicable to Common
Shareholders Resulting From Operations		25,530,613
Adjustments to reconcile net increase in net assets applicable to common shareholders resulting from operations to
net cash provided by operating activities ($):
Increase in investments in securities, at cost		(62,710)
Increase in interest receivable		(8,408)
Increase in commissions payable and accrued expenses		9,221
Increase in prepaid expenses		(33,272)
Increase in Due to The Dreyfus Corporation and affiliates		10,182
Decrease in dividends payable to Preferred Shareholders		(180)
Interest and expense related to floating rate notes issued		414,382
Net unrealized appreciation on investments		(8,120,367)
Net amortization of premiums on investments		738,001
Net Cash Provided by Operating Activities		18,477,462

See notes to financial statements.

The Fund 27

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	March 31, 2015	Year Ended
	(Unaudited)	September 30, 2014
Operations ($):
Investment income—net	16,480,700	33,744,559
Net realized gain (loss) on investments	1,006,761	(15,966,453)
Net unrealized appreciation
(depreciation) on investments	8,120,367	61,556,452
Dividends to Preferred Shareholders	(77,215)	(172,596)
Net Increase (Decrease) in Net Assets
Applicable to Common Shareholders
Resulting from Operations	25,530,613	79,161,962
Dividends to Common Shareholders from ($)
Investment income—net	(16,699,336)	(36,367,445)
Total Increase (Decrease) in Net Assets
Applicable to Common Shareholders	8,831,277	42,794,517
Net Assets Applicable to
Common Shareholders ($):
Beginning of Period	542,101,942	499,307,425
End of Period	550,933,219	542,101,942
Undistributed investment income—net	1,317,445	1,613,296
See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and dis-tributions.These figures have been derived from the fund’s financial statements and, with respect to common stock, market price data for the fund’s common shares.

Six Months Ended
March 31, 2015			Year Ended September 30,
	(Unaudited)	2014	2013	2012	2011	2010
Per Share Data ($):
Net asset value,
beginning of period	8.76	8.07	9.31	8.41	8.65	8.47
Investment Operations:
Investment income—net [a]	.27	.55	.54	.58	.60	.62
Net realized and unrealized
gain (loss) on investments	.15	.73	(1.18)	.92	(.24)	.15
Dividends to Preferred
Shareholders from
investment income—net	(.00)[b]	(.00)[b]	(.01)	(.01)	(.01)	(.02)
Total from Investment Operations	.42	1.28	(.65)	1.49	.35	.75
Distributions to
Common Shareholders:
Dividends from
investment income—net	(.27)	(.59)	(.59)	(.59)	(.59)	(.57)
Net asset value, end of period	8.91	8.76	8.07	9.31	8.41	8.65
Market value, end of period	8.39	8.38	8.00	10.02	8.50	9.02
Total Return (%) [c]	3.41 [d]	12.61	(14.65)	25.98	1.32	22.13

The Fund 29

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
March 31, 2015				Year Ended September 30,
(Unaudited)			2014	2013	2012	2011	2010
Ratios/Supplemental Data (%):
Ratio of total expenses to
average net assets applicable
to Common Stock [e]	1.23	[f]	1.30	1.30	1.30	1.40	1.40
Ratio of net expenses to average
net assets applicable to
Common Stock [e]	1.11	[f]	1.17	1.16	1.16	1.26	1.24
Ratio of interest and expense
related to floating rate notes
issued to average net assets
applicable to Common Stock [e]	.15	[f]	.18	.11	.10	.10	.05
Ratio of net investment income
to average net assets applicable
to Common Stock [e]	6.03	[f]	6.50	6.01	6.59	7.51	7.43
Ratio of total expenses
to total average net assets	.98	[f]	1.00	.94	.94	.96	.92
Ratio of net expenses
to total average net assets	.88	[f]	.90	.84	.84	.86	.82
Ratio of interest and expense related
to floating rate notes issued
to total average net assets	.12	[f]	.14	.08	.07	.07	.03
Ratio of net investment income
to total average net assets	4.78	[f]	5.02	4.35	4.73	5.18	4.89
Portfolio Turnover Rate	3.96	[d]	14.37	25.01	19.16	17.81	24.41
Asset coverage of Preferred Stock,
end of period	487		480	372	368	341	324
Net Assets, applicable
to Common Shareholders,
end of period ($ x 1,000)	550,933		542,102	499,307	573,909	515,399	528,607
Preferred Stock outstanding,
end of period ($ x 1,000)	142,500		142,500	183,250	213,750	213,750	235,750
Floating Rate Notes
Outstanding ($ x 1,000)	146,129		146,129	129,259	74,886	74,886	49,415

a	Based on average common shares outstanding.
b	Amount represents less than $.01 per share.
c	Calculated based on market value.
d	Not annualized.
e	Does not reflect the effect of dividends to Preferred Shareholders.
f	Annualized.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Strategic Municipals, Inc. (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified closed-end management investment company. The fund’s investment objective is to maximize current income exempt from federal income tax to the extent consistent with the preservation of capital. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. The fund’s Common Stock trades on the New York Stock Exchange (the “NYSE”) under the ticker symbol LEO.

The fund has outstanding 1,140 shares each of Series M, Series T, Series W, Series TH and Series F for a total of 5,700 shares, of Auction Preferred Stock (“APS”), with a liquidation preference of $25,000 per share (plus an amount equal to accumulated but unpaid dividends upon liquidation). APS dividend rates are determined pursuant to periodic auctions or by reference to a market rate. Deutsche Bank Trust Company America, as Auction Agent, receives a fee from the fund for its services in connection with such auctions. The fund also compensates broker-dealers generally at an annual rate of .15%-.25% of the purchase price of the shares of APS.

The fund is subject to certain restrictions relating to the APS. Failure to comply with these restrictions could preclude the fund from declaring any distributions to shareholders of Common Stock (“Common Shareholders”) or repurchasing common shares and/or could trigger the mandatory redemption of APS at liquidation value.Thus, redemptions of APS may be deemed to be outside of the control of the fund.

The holders of the APS, voting as a separate class, have the right to elect at least two directors.The holders of the APS will vote as a separate class on certain other matters, as required by law. The fund’s Board of Directors (the “Board”) has designated Robin A. Melvin and John E. Zuccotti as directors to be elected by the holders of APS.

The Fund 31

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants.The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

The Fund 33

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers.These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of March 31, 2015 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
Quoted Prices		Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Municipal Bonds†	—	827,475,069	—	827,475,069
Liabilities ($)
Floating Rate Notes††	—	(146,129,397)	—	(146,129,397)

†	See Statement of Investments for additional detailed categorizations.
††	Certain of the fund’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes.

At March 31, 2015, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when issued or delayed delivery basis may be settled a month or more after the trade date.

(c) Dividends to Common Shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net are normally declared and paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

For Common Shareholders who elect to receive their distributions in additional shares of the fund, unless such Common Shareholder elects to receive cash as provided below, such distributions will be reinvested at the lower of the market price or net asset value per share (but not less than 95% of the market price). If market price is equal to or exceeds net asset value, shares will be issued at net asset value. If net asset value exceeds market price, Computershare Inc., the transfer agent for the fund’s Common Stock, will buy fund shares in the open market and reinvest those shares accordingly.

On March 30, 2015, the Board declared a cash dividend of $.043 per share from investment income-net, payable on April 30, 2015 to Common Shareholders of record as of the close of business on April 15, 2015.

The Fund 35

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(d) Dividends to shareholders of APS: Dividends, which are cumulative, are generally reset every 7 days for each Series of APS pursuant to a process specified in related fund charter documents. Dividend rates, as of March 31, 2015, for each Series of APS were as follows: Series M-0.099%, Series T-0.088%, Series W-0.099%, Series TH-0.099% and Series F-0.099%.These rates reflect the “maximum rates” under the governing instruments as a result of “failed auctions” in which sufficient clearing bids are not received. The average dividend rates for the period ended March 31, 2015 for each Series of APS were as follows: Series M-0.11%, Series T-0.11%, Series W-0.11%, Series TH-0.11% and Series F-0.11%.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax-exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended March 31, 2015, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended March 31, 2015, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended September 30, 2014 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. Furthermore, post-enactment capital loss carryovers retain their character as either short-term or long-term capital losses rather than short-term as they were under previous statute.The 2010 Act requires post-enactment losses to be utilized before the utilization of losses incurred in taxable years prior to the effective date of the 2010 Act (“pre-enactment losses”).As a result of this ordering rule, pre-enactment losses may be more likely to expire unused.

The fund has an unused capital loss carryover of $72,852,725 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to September 30, 2014. If not applied, $264,789 of the carryover expires in fiscal year 2016, $9,875,465 expires in fiscal year 2017, $32,540,019 expires in fiscal year 2018 and $6,369,224 expires in fiscal year 2019. The fund has $4,611,144 of post-enactment short-term capital losses and $19,192,084 of post-enactment long-term capital losses which can be carried forward for an unlimited period.

The tax character of distributions paid to shareholders during the fiscal year ended September 30, 2014 was as follows: tax-exempt income $36,480,377 and ordinary income $59,664.The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement (the “Agreement”) with Dreyfus, the management fee is computed at the annual rate of .75% of the value of the fund’s average weekly net assets, inclusive of the outstanding APS, and is payable monthly.The Agreement provides for an expense reimbursement from Dreyfus should the fund’s aggregate expenses (excluding taxes, interest on borrowings, brokerage fees and extraordinary expenses) in any full fiscal year exceed the lesser of (1) the expense limitation of any state having jurisdiction over the fund or (2) 2% of the first $10 million, 1 1 / 2 % of the next $20 million and 1% of the excess over $30 million of the average weekly value of the fund’s net assets. Dreyfus has currently undertaken, from October 1, 2014 through May 31, 2015, to waive receipt of a portion of the fund’s

The Fund 37

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

management fee, in the amount of .10% of the value of the fund’s average weekly net assets (including net assets representing APS outstanding). The reduction in expenses, pursuant to the undertaking, amounted to $344,501 during the period ended March 31, 2015.

(b) The fund compensates The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, under a custody agreement for providing custodial services for the fund.These fees are determined based on net assets and transaction activity. During the period ended March 31, 2015, the fund was charged $25,494 pursuant to the custody agreement.

The fund has an arrangement with the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

During the period ended March 31, 2015, the fund was charged $3,394 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $440,140, custodian fees $12,300 and Chief Compliance Officer fees $1,720, which are offset against an expense reimbursement currently in effect in the amount of $58,685.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 3—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended March 31, 2015, amounted to $27,013,369 and $26,957,421, respectively.

Inverse Floater Securities: The fund participates in secondary inverse floater structures in which fixed-rate, tax-exempt municipal bonds are transferred to a trust (the “Trust”).The Trust typically issues two variable rate securities that are collateralized by the cash flows of the fixed-rate, tax-exempt municipal bonds. One of these variable rate securities pays interest based on a short-term floating rate set by a remarketing agent at predetermined intervals (“Trust Certificates”). A residual interest tax-exempt security is also created by the Trust, which is transferred to the fund, and is paid interest based on the remaining cash flows of the Trust, after payment of interest on the other securities and various expenses of the Trust. An inverse floater security may be collapsed without the consent of the fund due to certain termination events such as bankruptcy, default or other credit event.

The fund accounts for the transfer of bonds to the Trust as secured borrowings, with the securities transferred remaining in the fund’s investments, and the related floating rate certificate securities reflected as fund liabilities in the Statement of Assets and Liabilities.

The fund may invest in inverse floater securities on either a nonre-course or recourse basis. These securities are typically supported by a liquidity facility provided by a bank or other financial institution (the “Liquidity Provider”) that allows the holders of the Trust Certificates to tender their certificates in exchange for payment from the Liquidity Provider of par plus accrued interest on any business day prior to a termination event. When the fund invests in inverse floater securities on a non-recourse basis, the Liquidity Provider is required to make a payment under the liquidity facility due to a termination event to the holders of the Trust Certificates. When this occurs, the Liquidity Provider typically liquidates all or a portion of the municipal securities held in the Trust. A liquidation shortfall occurs if the Trust Certificates exceed the proceeds of the sale of the bonds in the Trust (“Liquidation Shortfall”). When a fund invests in inverse floater securities on a

The Fund 39

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

recourse basis, the fund typically enters into a reimbursement agreement with the Liquidity Provider where the fund is required to repay the Liquidity Provider the amount of any Liquidation Shortfall. As a result, a fund investing in a recourse inverse floater security bears the risk of loss with respect to any Liquidation Shortfall.

The average amount of borrowings outstanding under the inverse floater structure during the period ended March 31, 2015 was approximately $146,129,400, with a related weighted average annualized interest rate of .57%.

At March 31, 2015, accumulated net unrealized appreciation on investments was $84,784,554, consisting of $87,282,567 gross unrealized appreciation and $2,498,013 gross unrealized depreciation.

At March 31, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

INFORMATION ABOUT THE RENEWAL OF THE
FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Directors held on November 3-4, 2014, the Board considered the renewal of the fund’s Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”).The Board members, a majority of whom are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from Dreyfus representatives. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below.The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund.The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus’ representatives noted that the fund was a closed-end fund without daily inflows and outflows of capital and provided the fund’s asset size. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to intermediaries and shareholders.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered Dreyfus’ extensive administrative, accounting and compliance infrastructures.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance

The Fund 41

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended September 30, 2014, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds.The Board discussed the results of the comparisons and noted that the fund’s total return performance, on a net asset value basis, was at or above the Performance Group median in half of the periods (including the one-year and ten-year periods) and below the Performance Universe medians for all periods. The fund’s total return performance, on a market price basis, was above the Performance Group and Performance Universe medians for all periods except for the one and two-year periods when the fund’s performance was below the medians. The Board also noted that, on a net asset value basis, the fund’s yield performance was at or above the Performance Group median for eight of the ten one-year periods ended September 30th (ranking first in the Performance Group for three of the periods) and above the Performance Universe median for nine of the periods.The fund’s yield performance, on a market price basis, was at or above the Performance Group median in eight of the ten one-year periods ended September 30th (ranking first in the Performance Group in two of the periods) and was above the Performance Universe median for all of the one-year periods. Dreyfus also provided a comparison of the fund’s calendar year total returns (on a net asset value basis) to the returns of the fund’s Lipper category average, noting that the fund’s returns were higher than the category average in seven of the past ten calendar years.

Dreyfus representatives noted that Dreyfus has agreed, until May 31, 2015, to waive receipt of a portion of the fund’s management fee, in the amount of .10% of the value of the fund’s average weekly net assets, including net assets representing auction preferred stock outstanding (“Leveraged Assets”).

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. The Board noted that the fund’s contractual management fee, based on common assets, was highest in the Expense Group, the fund’s actual management fee, based on common assets, was below the Expense Group and Expense Universe medians, and the fund’s actual management fee, based on common assets and Leveraged Assets, was above the Expense Group and Expense Universe medians.The Board also noted that the fund’s total expenses, both based on common assets alone and on common assets and Leveraged Assets, were below the Expense Group and Expense Universe medians.

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Dreyfus-affiliated primary employer of the fund’s primary portfolio manager(s) for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients.They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors, noting that the fund is a closed-end fund. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and its affiliates and the resulting profitability percentage for managing

The Fund 43

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

the fund and the aggregate profitability percentage to Dreyfus and its affiliates for managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board also noted the fee waiver arrangement and its effect on the profitability of Dreyfus and its affiliates. The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex.The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives noted that, because the fund is a closed-end fund without daily inflows and outflows of capital, there were not at this time significant economies of scale to be realized by Dreyfus in managing the fund’s assets. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to Dreyfus from acting as investment adviser and noted that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

  The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

  The Board generally was satisfied with the fund’s overall performance.

  The Board concluded that the fee paid to Dreyfus was reasonable in light of the considerations described above.

  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates, of the fund and the services provided to the fund by Dreyfus. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years.The Board determined to renew the Agreement.

The Fund 45

NOTES

The Fund 47

NOTES

OFFICERS AND DIRECTORS
Dreyfus Strategic Municipals, Inc.
200 Park Avenue
New York, NY 10166

The fund’s net asset value per share appears in the following publications: Barron’s, Closed-End Bond Funds section under the heading “Municipal Bond Funds” every Monday; and Wall Street Journal, Mutual Funds section under the heading “Closed-End Bond Funds” every Monday.

Notice is hereby given in accordance with Section 23(c) of the Act, that the fund may purchase shares of its common stock in the open market when it can do so at prices below the then current net asset value per share.

The Fund 49

For More Information

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies related to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at http://www.dreyfus.com on the SEC’s website at http://www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

Item 2.       Code of Ethics.

                  Not applicable.

Item 3.       Audit Committee Financial Expert.

                  Not applicable.

Item 4.       Principal Accountant Fees and Services.

                  Not applicable.

Item 5.       Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.       Investments.

(a)              Not applicable.

Item 7.       Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                  Not applicable.

Item 8.       Portfolio Managers of Closed-End Management Investment Companies.

(a) (1) The following information is as of May 27, 2015, the date of the filing of this report:

          Daniel A. Barton and Jeffrey B. Burger manage the Registrant.

(a) (2) The following information is as of the Registrant’s most recently completed fiscal year, except where otherwise noted:

Portfolio Managers. The Manager manages the Fund's portfolio of investments in accordance with the stated policies of the Fund, subject to the approval of the Fund's Board members.  The Manager is responsible for investment decisions and provides the Fund with portfolio managers who are authorized by the Fund's Board to execute purchases and sales of securities.  The Fund's portfolio managers are Dan Barton and Jeffrey Burger.  The Manager also maintains a research department with a professional staff of portfolio managers and securities analysts who provide research services for the Fund and for other funds advised by the Manager.

Portfolio Manager Compensation.  The portfolio managers' compensation is comprised primarily of a market-based salary and an incentive compensation plan (annual and long-term).  Funding for the Standish Incentive Plan is through a pre-determined fixed percentage of overall company profitability.  Therefore, all bonus awards are based initially on Standish's overall performance as opposed to the performance of a single product or group.  All investment professionals are eligible to receive incentive awards.  Cash awards are payable in the February month end pay of the following year. Most of the awards granted have some portion deferred for three years in the form of deferred cash, BNY Mellon equity, interests in investment vehicles (consisting of investments in a range of Standish products), or a combination of the above. Individual awards for portfolio managers are discretionary, based on both individual and multi-sector product risk adjusted performance relative to both benchmarks and peer comparisons over one year, three year and five year periods.  Also considered in determining individual awards are team participation and general contributions to Standish.  Individual objectives and goals are also established at the beginning of each calendar year and are taken into account. Portfolio managers whose compensation exceeds certain levels may elect to defer portions of their base salaries and/or incentive compensation pursuant to BNY Mellon's Elective Deferred Compensation Plan.

Additional Information About Portfolio Managers.  The following table lists the number and types of other accounts advised by the Fund’s primary portfolio manager and assets under management in those accounts as of the end of the Fund's fiscal year:

Portfolio Manager	Registered Investment Company Accounts	Assets Managed	Pooled Accounts	Assets Managed	Other Accounts	Assets Managed
Daniel A. Barton	6	$2.4 billion	N/A	N/A	N/A	N/A
Jeffrey B. Burger	11	$4.8 billion	1	$271 million	310	$855 million

None of the funds or accounts are subject to a performance-based advisory fee.

            The dollar range of Fund shares beneficially owned by the primary portfolio manager is as follows as of the end of the Fund’s fiscal year:

Portfolio Manager	Registrant Name	Dollar Range of Registrant Shares Beneficially Owned
Daniel A. Barton	Dreyfus Strategic Municipals, Inc.	None
Jeffrey B. Burger	Dreyfus Strategic Municipals, Inc.	None

Portfolio managers may manage multiple accounts for a diverse client base, including mutual funds, separate accounts (assets managed on behalf of institutions such as pension funds, insurance companies and foundations), bank common trust accounts and wrap fee programs (“Other Accounts”).

Potential conflicts of interest may arise because of Dreyfus’ management of the Fund and Other Accounts.  For example, conflicts of interest may arise with both the aggregation and allocation of securities transactions and allocation of limited investment opportunities, as Dreyfus may be perceived as causing accounts it manages to participate in an offering to increase Dreyfus’ overall allocation of securities in that offering, or to increase Dreyfus’ ability to participate in future offerings by the same underwriter or issuer.  Allocations of bunched trades, particularly trade orders that were only partially filled due to limited availability and allocation of investment opportunities generally, could raise a potential conflict of interest, as Dreyfus may have an incentive to allocate securities that are expected to increase in value to preferred accounts.  Initial public offerings, in particular, are frequently of very limited availability.  Additionally, portfolio managers may be perceived to have a conflict of interest if there are a large number of Other Accounts, in addition to the Fund, that they are managing on behalf of Dreyfus.   Dreyfus periodically reviews each portfolio manager’s overall responsibilities to ensure that he or she is able to allocate the necessary time and resources to effectively manage the Fund.  In addition, Dreyfus could be viewed as having a conflict of interest to the extent that Dreyfus or its affiliates and/or portfolio managers have a materially larger investment in Other Accounts than their investment in the Fund.

Other Accounts may have investment objectives, strategies and risks that differ from those of the Fund.  For these or other reasons, the portfolio manager may purchase different securities for the Fund and the Other Accounts, and the performance of securities purchased for the Fund may vary from the performance of securities purchased for Other Accounts.  The portfolio manager may place transactions on behalf of Other Accounts that are directly or indirectly contrary to investment decisions made for the Fund, which could have the potential to adversely impact the Fund, depending on market conditions.

A potential conflict of interest may be perceived to arise if transactions in one account closely follow related transactions in another account, such as when a purchase increases the value of securities previously purchased by the other account, or when a sale in one account lowers the sale price received in a sale by a second account.

            Dreyfus’ goal is to provide high quality investment services to all of its clients, while meeting Dreyfus’ fiduciary obligation to treat all clients fairly.  Dreyfus has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures that it believes address the conflicts associated with managing multiple accounts for multiple clients.  In addition, Dreyfus monitors a variety of areas, including compliance with Fund guidelines, the allocation of IPOs, and compliance with the firm’s Code of Ethics.  Furthermore, senior investment and business personnel at Dreyfus periodically review the performance of the portfolio managers for Dreyfus-managed funds.

Item 9.       Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                  None.

Item 10.     Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.     Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.     Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Strategic Municipals, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak,

            President

Date:    May 19, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak,

            President

Date:    May 19, 2015

By:       /s/ James Windels

            James Windels,

            Treasurer

Date:    May 19, 2015

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)